Reporting Entities	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Reporting Entities

NOTE 2 – REPORTING ENTITIES

Name of subsidiary	Place of incorporation	Percentage of interest	Principal activities

Yinfu International Enterprise Ltd.	Hong Kong	100% directly	Providing consultancy services in investment and corporate management

Yinfu Guotai Investment Consultant (Shenzhen) Co., Ltd.*	The People’s Republic of China	100% indirectly	Providing consultancy services in investment and corporate management

* This company has no official English name. The English name is a translated one only.